Related Party Transactions - Transactions with other related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 1,764,000	$ (462,000)
Due from (to) related party	1,473,000		$ 2,048,000
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(172,000)	(565,000)
Due from (to) related party	81,000		81,000
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	167,000	135,000
Due from (to) related party	149,000		936,000
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	53,000	(32,000)
Due from (to) related party	29,000		51,000
Avenir LNG
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	234,000	0
Due from (to) related party	1,214,000		$ 980,000
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	200,000	0
ECGS
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 1,482,000	$ 0